Income tax	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Income Tax Text Block Abstract
Income tax

5. Income tax

The prima facie income tax benefit on pre-tax accounting loss from operations reconciles to the income tax benefit in the financial statements as follows:

	Consolidated
	2022	2021
	$	$
Accounting loss before tax	(14,903,909)	(11,372,799)

Income tax benefit at the applicable tax rate of 25% (2021: 26%)	3,725,977	2,956,928
Non-deductible expenses	(564,872)	(1,192,112)
Non-assessable income	195,596	-

Deferred tax assets not recognized	(3,356,701)	(1,764,816)

Income tax benefit	-	-

Unrecognized Deferred Tax Asset
Deferred tax asset not recognized in the financial statements:

Unused tax losses	24,845,264	20,867,835

Net unrecognized tax benefit at 25% (2021: 26%)	6,211,316	5,425,637

The potential deferred tax benefit has not been recognized as an asset in the financial statements because recovery of the asset is not considered probable in the context of AASB 112 Income Taxes (IAS 12).

The benefit will only be realised if:

a)	the Company derives future assessable income of a nature and of an amount sufficient to enable the benefit to be realised.
b)	the Company complies with the conditions for deductibility imposed by the law; and
c)	no changes in tax legislation adversely affect the Company in realising the benefit.

5. Income tax

The prima facie income tax (expense)/benefit on pre-tax accounting (loss)/profit from operations reconciles to the income tax benefit in the consolidated financial statements as follows:

	Consolidated
	Year Ended 30 June 2021	Year Ended 30 June 2020
Accounting loss before tax	$(11,372,799)	$(4,697,636)
Income tax benefit at the applicable tax rate of 26% (2020: 27.5%)	$2,956,928	$1,291,850
Non-deductible expenses at the applicable tax rate of 26% (2020:27.5%)	(1,192,112)	(155,498)
Deferred tax assets not recognized	(1,764,816)	(1,136,352)
Income tax benefit	$—	$—

Deductible temporary differences for which no deferred tax asset has been recognized
Unused tax losses at 26% (2020: 27.5%)	$5,425,637	$3,872,022
Net unrecognized tax benefit	$5,425,637	$3,872,022

The net unrecognized tax benefit has not been recognized as an asset in the consolidated financial statements because recovery of the asset is not considered probable in the context of IAS 12 Income Taxes.

The benefit will only be realised if:

a)	the Company derives future assessable income of a nature and of an amount sufficient to enable the benefit to be realised.

b)	the Company complies with the conditions for deductibility imposed by the law; and

c)	no changes in tax legislation adversely affect the Company in realising the benefit.